Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		$ 246,078	$ 334,430
Restricted cash		33,145	16,055
Trade accounts receivable, net of credit expected loss of $12,975 and $10,795		136,843	79,816
Related party receivable		20,172	8,174
Other assets and prepaid expenses		50,803	52,295
Total current assets		487,041	490,770
Non-current assets
Other assets and prepaid expenses		82,406	71,795
Lease right-of-use assets		27,240	36,239
Property and equipment, net		17,285	22,462
Intangible assets, net		85,723	96,495
Goodwill		122,426	123,217
Total non-current assets		335,080	350,208
TOTAL ASSETS		822,121	840,978
Current liabilities
Accounts payable and accrued expenses		51,577	32,161
Travel accounts payable		263,530	229,435
Related party payable		34,772	19,351
Short-term debt		16,283	8,949
Deferred revenue		13,556	9,324
Other liabilities		79,014	56,109
Contingent liabilities		9,156	8,398
Lease liabilities		6,938	8,591
Total current liabilities		474,826	372,318
Non-current liabilities
Other liabilities		38,545	44,913
Contingent liabilities		25,281	24,949
Long-term debt		10,400	10,367
Related party liability		125,000	125,000
Lease liabilities		20,937	28,694
Total non-current liabilities		220,163	233,923
TOTAL LIABILITIES		694,989	606,241
Redeemable non-controlling interest		2,596	2,621
TOTAL MEZZANINE EQUITY		158,861	141,007
SHAREHOLDERS' (DEFICIT) / EQUITY
Common stock (1)	[1]	279,932	265,698
Additional paid-in capital		350,200	379,780
Other reserves		(728)	(728)
Accumulated other comprehensive loss		(18,065)	(12,580)
Accumulated losses		(574,801)	(470,173)
Treasury Stock		(68,267)	(68,267)
Total Shareholders' (Deficit) / Equity		(31,729)	93,730
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT) / EQUITY		822,121	840,978
Series A Non-convertible Preferred Shares
Non-current liabilities
Non-convertible and convertible preferred shares		109,565	91,686
Series B Convertible Preferred Shares
Non-current liabilities
Non-convertible and convertible preferred shares		$ 46,700	$ 46,700

[1]	Represents 71,246 shares (in thousands) issued and outstanding as of December 31, 2021 and 70,099 shares (in thousands) issued and outstanding as of December 31, 2020. See Note 26.